Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000005814
Average Annual Return [Line Items]
Average Annual Return, Percent	47.63%	2.21%	9.40%
C000005816
Average Annual Return [Line Items]
Average Annual Return, Percent	53.55%	2.54%	9.32%
Without Sales Load [Member] | C000198223
Average Annual Return [Line Items]
Average Annual Return, Percent	56.25%	3.62%	10.33%
Without Sales Load [Member] | C000005817
Average Annual Return [Line Items]
Average Annual Return, Percent	56.17%	3.57%	10.29%
Without Sales Load [Member] | C000005814
Average Annual Return [Line Items]
Average Annual Return, Percent	55.81%	3.32%	9.99%
Without Sales Load [Member] | C000005816
Average Annual Return [Line Items]
Average Annual Return, Percent	54.55%	2.54%	9.32%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	46.68%	6.05%	9.23%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	46.68%	6.05%	9.23%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	46.68%	6.05%	9.23%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	46.68%	6.05%	9.23%